UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Chilton Capital Management, L.P.
           -----------------------------------------------------
Address:   1300 Post Oak Boulevard,
           Suite 1220
           Houston, TX 77056
           -----------------------------------------------------

Form 13F File Number: 28-03569
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Thomas M. Motter
        -------------------------
Title:  Chief Investment Officer
        -------------------------
Phone:  713-650-1995
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter                   Houston, TX                    5/15/2003
--------------------                   -----------                    ---------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  1
                                         ------------
Form 13F Information Table Entry Total:            58
                                         ------------
Form 13F Information Table Value Total:  $114,763,065
                                         ------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


01              28-409           Mellon Bank

                                              FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
Affymetrix                     COM              00826T108   686654   26420          Sole    Sole        0      0    0
Allos Therapeutics             COM              19777101    457982  114210          Sole    Sole        0      0    0
American Express Co N Y Com    AXP              25816109    418698   12600          None    Defined1    0      0    0
American International Group   COM              26874107   3440207   69569          Sole    Sole        0      0    0
Amgen                          COM              31162100   2405638   41779          Sole    Sole        0      0    0
Analog Devices Inc             COM              32654105   1432518   52092          Sole    Sole        0      0    0
AOL Time Warner Inc            COM              00184A105  1468452  135217          Sole    Sole        0      0    0
Applied Materials Inc.         COM              38222105   1141687   90682          Sole    Sole        0      0    0
Bank of America Corp           BAC              60505104    233940    3500          None    Defined1    0      0    0
Bank of America Corp           COM              60505104  34734008  519659          Sole    Sole        0      0    0
Chevrontexaco Corp             CVX              166764100   193950    3000          None    Defined1    0      0    0
Chevrontexaco Corp             COM              166764100  1349633   20876          Sole    Sole        0      0    0
Cisco Systems Inc              COM              17275R102  1709769  131825          Sole    Sole        0      0    0
CitiGroup                      COM              172967101  3209991   93178          Sole    Sole        0      0    0
CV Therapeutics Inc            COM              126667104   535414   29630          Sole    Sole        0      0    0
Diamond Offshore               COM              25271C102   426697   21983          Sole    Sole        0      0    0
Dow Chem Co                    COM              260543103  2738142   99172          Sole    Sole        0      0    0
Eli Lilly & Co                 COM              532457108  2468816   43199          Sole    Sole        0      0    0
Exxon Mobil Corp Com           XOM              30231G102   244650    7000          None    Defined1    0      0    0
Exxon Mobil Corp Com           COM              30231G102  2815868   80568          Sole    Sole        0      0    0
General Electric Co            GE               369604103   765000   30000          None    Defined1    0      0    0
General Electric Co            COM              369604103  2046756   80265          Sole    Sole        0      0    0
Goldman Sachs Group            COM              38141G104  2060620   30268          Sole    Sole        0      0    0
Honeywell Intl Inc             COM              438516106  2290469  107232          Sole    Sole        0      0    0
Intel Corp                     COM              458140100  1667153  102405          Sole    Sole        0      0    0
International Business Machine COM              459200101  1054099   13440          Sole    Sole        0      0    0
J P Morgan Chase & Co.         COM              46625H100  2942879  124120          Sole    Sole        0      0    0
Johnson & Johnson              COM              478160104  1199356   20725          Sole    Sole        0      0    0
Liberty Media New Ser A        COM              530718105  2614072  268661          Sole    Sole        0      0    0
Medtronic Inc                  MDT              585055106   180480    4000          None    Defined1    0      0    0
Medtronic Inc                  COM              585055106  2695885   59749          Sole    Sole        0      0    0
Mellon Bank Corp               COM              585509102   245553   11550          Sole    Sole        0      0    0
Merck & Co Inc                 COM              589331107  1438851   26266          Sole    Sole        0      0    0
Merrill Lynch & Co             COM              590188108  1915082   54098          Sole    Sole        0      0    0
Microsoft Corp                 COM              594918104  2236049   92361          Sole    Sole        0      0    0
Morgan Stanley Dean Witter & C COM              617446448   622229   16225          Sole    Sole        0      0    0
Nokia Corp                     COM              654902204   258064   18420          Sole    Sole        0      0    0
Northrop Grumman Corp          COM              666807102  2175888   25360          Sole    Sole        0      0    0
Pepsico Inc N C Com            COM              713448108   775000   19375          Sole    Sole        0      0    0
Pfizer Inc                     PFE              717081103   514140   16500          None    Defined1    0      0    0
Pfizer Inc                     COM              717081103  2419114   77635          Sole    Sole        0      0    0
Pharmacia Corp                 COM              71713U102  1877488   43360          Sole    Sole        0      0    0
Procter & Gamble Co            PG               742718109   178100    2000          None    Defined1    0      0    0
Procter & Gamble Co            COM              742718109  2499082   28064          Sole    Sole        0      0    0
Raytheon                       COM              755111507  1749832   61679          Sole    Sole        0      0    0
Smith International            COM              832110100  1427591   40522          Sole    Sole        0      0    0
Southern Company               COM              842587107  1143572   40210          Sole    Sole        0      0    0
Southwest Airlines             LUV              844741108   215400   15000          None    Defined1    0      0    0
Standard & Poors               COM              78462F103   611314    7214          Sole    Sole        0      0    0
Target Corp                    COM              8.76E+110  1577680   53919          Sole    Sole        0      0    0
Texas Instruments Inc.         COM              882508104  1540430   94101          Sole    Sole        0      0    0
Transocean                     COM              G90078109  1006385   49212          Sole    Sole        0      0    0
Viacom Inc Non Vtg Cl B        COM              925524308  2404178   65832          Sole    Sole        0      0    0
Vornado Realty Trust           VNO              929042109   322200    9000          None    Defined1    0      0    0
Wal Mart Stores Inc            COM              931142103   707608   13600          Sole    Sole        0      0    0
Walgreen Co                    COM              931422109  2638763   89510          Sole    Sole        0      0    0
Wells Fargo                    WFC              949746101   179960    4000          None    Defined1    0      0    0
Wyeth                          COM              983024100   454029   12005          Sole    Sole        0      0    0
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